Discontinued Operations	12 Months Ended
Dec. 31, 2013
Entity Information [Line Items]
Discontinued Operations
Discontinued Operations
WWHO-TV
On February 16, 2012, we completed the sale of substantially all of the assets of WWHO-TV, our CW affiliate serving Columbus, OH. During the year ended December 31, 2012, we recorded a loss on the sale of WWHO-TV of $0.4 million ($0.3 million, net of tax).
WUPW-TV
On April 21, 2012, we completed the sale of substantially all of the assets of WUPW-TV to WUPW, LLC. During the year ended December 31, 2012, we recorded a gain on the sale of WUPW-TV of $18 million ($11.7 million, net of tax).
The following presents summarized information for the discontinued operations as follows (in thousands):

	2012			2011
	WWHO- TV	WUPW- TV	Total	WWHO- TV	WUPW- TV	Total
Net revenues	$440	$2,193	$2,633	$4,236	$7,585	$11,821
Operating (loss) income	(393)	(1,166)	(1,559)	(699)	1,079	380
Net (loss) income	(252)	(766)	(1,018)	(1,427)	507	(920)

LIN Television
Entity Information [Line Items]
Discontinued Operations
Discontinued Operations
WWHO-TV
On February 16, 2012, we completed the sale of substantially all of the assets of WWHO-TV, our CW affiliate serving Columbus, OH. During the year ended December 31, 2012, we recorded a loss on the sale of WWHO-TV of $0.4 million ($0.3 million, net of tax).
WUPW-TV
On April 21, 2012, we completed the sale of substantially all of the assets of WUPW-TV to WUPW, LLC. During the year ended December 31, 2012, we recorded a gain on the sale of WUPW-TV of $18 million ($11.7 million, net of tax).
The following presents summarized information for the discontinued operations as follows (in thousands):

	2012			2011
	WWHO- TV	WUPW- TV	Total	WWHO- TV	WUPW- TV	Total
Net revenues	$440	$2,193	$2,633	$4,236	$7,585	$11,821
Operating (loss) income	(393)	(1,166)	(1,559)	(699)	1,079	380
Net (loss) income	(252)	(766)	(1,018)	(1,427)	507	(920)